Debt, Warrants (FY) (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Sep. 30, 2018 $ / shares shares	Nov. 03, 2016	Jul. 26, 2016
Risk-Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants measurement input			0.0133	0.0094
Expected Warrant Option Life [Member]
Debt Instrument [Line Items]
Expected warrant option life			5 years 6 months	3 years 6 months
Affiliates [Member]
Debt Instrument [Line Items]
Warrants issued (in shares) | shares	55	55
Exercise price of warrants (in dollars per share)	$ 2,208	$ 2,208
Value of warrants (in dollars per share)	$ 1,626	$ 1,626
Term of warrants	10 years
Affiliates [Member] | Expected Dividend Yield [Member]
Debt Instrument [Line Items]
Warrants measurement input	0	0
Affiliates [Member] | Expected Stock Price Volatility [Member]
Debt Instrument [Line Items]
Warrants measurement input	0.8704	0.8704
Affiliates [Member] | Risk-Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants measurement input	0.0220	0.0220
Affiliates [Member] | Expected Warrant Option Life [Member]
Debt Instrument [Line Items]
Expected warrant option life	6 years 3 months	6 years 3 months
Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Warrants issued (in shares) | shares	115	115
Exercise price of warrants (in dollars per share)	$ 3,132	$ 3,132
Value of warrants (in dollars per share)	$ 2,316	$ 2,316
Term of warrants	10 years
Silicon Valley Bank [Member] | Expected Dividend Yield [Member]
Debt Instrument [Line Items]
Warrants measurement input	0	0
Silicon Valley Bank [Member] | Expected Stock Price Volatility [Member]
Debt Instrument [Line Items]
Warrants measurement input	0.8807	0.8807
Silicon Valley Bank [Member] | Risk-Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants measurement input	0.0186	0.0186
Silicon Valley Bank [Member] | Expected Warrant Option Life [Member]
Debt Instrument [Line Items]
Expected warrant option life	6 years 3 months	6 years 3 months